Subsequent Events (Details)	1 Months Ended						4 Months Ended	12 Months Ended
	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	May 31, 2023	Jan. 31, 2023 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares
Subsequent Events (Details) [Line Items]
Convertible loans		$ 460,000						$ 3,754,269			$ 5,717,737
Convertible loan	$ 1,770,000
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.00005			$ 0.00005
Accounts receivable								$ 26,275,295
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Maturity date	May 31, 2023						May 31, 2023
Interest rate	15.00%						15.00%
Depositary shares (in Shares) | shares		5,700,000
Price of per share (in Dollars per share) | $ / shares		$ 6.8
Net proceeds approximately		$ 35,440,000
Underwriting discounts and commissions		3,320,000
Initial public offering		$ 24,015,592
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.00005
Repaid principle loans banks							$ 2,882,633
Third parties accounted							$ 3,133,371
Loan					$ 724,932					¥ 5
Interest rate percentage			3.45%	3.45%	5.50%				12.00%	5.50%
Repayments and proceeds of loans borrowed			$ 6,234,414	¥ 43
Repayments and proceeds of loans term			4 years 7 months 24 days	4 years 7 months 24 days
Received loan					$ 1,449,864	¥ 10,000,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest rate	12.00%						12.00%
Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest rate	15.00%						15.00%